Derivative Financial Instruments - Effect of Cash Flow Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion)	$ (20,242)	$ 24,091	$ (1,547)
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion)	1,077	539	(66)
Cost of Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion)	(13,624)	15,424	(2,945)
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion)	(3,621)	4,056	803
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Reclassified from Other Comprehensive (Loss) Income (Effective Portion)	$ (4,074)	$ 4,072	$ 661